UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
March 1, 2010 to September 1, 2010

Commission File Number of issuing entity: 333-101155-32

MS Structured SATURNS Series 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-101155

MS Structured Asset Corp.
(Exact name of depositor as specified in its charter)

MS Structured Asset Corp.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-6155086
(I.R.S. Employer Identification No.)

c/o Bank of America, National Association as successor by merger to LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A Units	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The semi-annual distribution report for the period referenced above for the holders of Structured Asset Trust Unit Repackagings (SATURNSSM) J.C. Penney Company, Inc. Debenture Backed Series 2007-1 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
No updates to report.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(b)	99.1 Semi-annual distribution report pursuant to the Trust Agreement for the period referenced above. The date and time stamp on the attached semi-annual distribution report is 26-Aug-2010 - 13:33.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SATURNS Trust No. 2007-1
Date:	September 09, 2010	By: Bank of America, National Association as successor by merger toLaSalle Bank National Association, as Trustee
/s/ Vanessa L. Danner
Name: Vanessa L. Danner
Title: Vice President